Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Net revenue	$ 203,727	$ 291,884	$ 1,278,994	$ 1,498,874
Cost of revenue	1,429	39,976	219,405	63,144
Gross margin	202,298	251,908	1,059,589	1,435,730
Operating expenses
Stock based compensation	11,307,992	949,924	5,305,221	9,442,717
Impairment of intangible assets			35,723
Impairment of goodwill			3,034
General and administrative	716,405	727,580	1,755,745	1,910,480
Marketing	106,474	41,463	518,594	274,039
Compensation	370,809	529,322	1,564,212	1,941,672
Research and development	41,225		1,843	204,043
Total operating expenses	12,542,905	2,248,289	9,184,371	13,772,951
Loss from operations	(12,340,607)	(1,996,381)	(8,124,782)	(12,337,221)
Other (expenses) income
Change in fair value of derivative liability	270,784		(992,731)	7,836,522
Other income	2,875	188,660	1,154,885	9,474
(Loss) gain on settlement of liabilities	(2,376)	105,605
Interest expense	(15,560)	(68,095)	(723,549)	(319,155)
Fees and penalties			(230,311)
Unrealized (loss) gain on marketable securities	(155,688)	58,019
Accretion of debt discount and issuance cost	(1,203,851)	(35,529)	(415,094)	(2,120,640)
Change in derivative liability			(992,731)	7,836,522
Settlement of liabilities, net			3,323,978	3,312,414
Inducement expense			(17,840)	(1,465,308)
Unrealized gain on marketable securities			166,114
Gain on extinguishment of debt		9,238	729,304	413,903
Other (expenses) income, net	(1,103,816)	257,898	2,994,756	7,667,210
Loss before income tax provision	(13,444,423)	(1,738,483)	(5,130,026)	(4,670,011)
Equity in net loss from equity method investment - Income tax provision
Loss from continuing operations	(13,444,423)	(1,738,483)	(5,130,026)	(4,670,011)
Loss from discontinued operations, net of tax			(4,234,526)
Net loss from continuing operations	(13,444,423)	(1,738,483)	(5,130,026)	(4,670,011)
Net loss from discontinued operations (including loss on disposal of $912,840)	(1,379,339)	(301,192)
Net loss	(14,823,762)	(2,039,675)	(9,364,552)	(4,670,011)
Net loss attributable to noncontrolling interest	(401,575)	(35,078)	(1,310,081)	(2,555,059)
Net loss attributable to Creatd, Inc.	(14,422,187)	(2,004,597)	(8,054,471)	(2,114,952)
Deemed dividend		1,311,581	2,071,047	(33,017,888)
Net loss attributable to Creatd, Inc. common stockholders	(14,422,187)	(3,316,178)	(10,125,519)	(35,132,840)
Comprehensive loss
Net loss	(14,823,762)	(2,039,675)	(9,364,552)	(4,670,011)
Currency translation loss		(358)	(688)	(123,574)
Comprehensive loss	$ (14,823,762)	$ (2,040,033)	$ (9,365,240)	$ (4,793,585)
Per share data — basic and diluted:
Weighted average number of common shares outstanding, basic (in Shares)			555,189	128,301
Weighted average number of common shares outstanding, diluted (in Shares)			555,189	128,301
Loss from continuing operations per share (in Dollars per share)	$ (17.61)	$ (4.94)	$ (9.24)	$ (36.4)
Loss from discontinued operations per share (in Dollars per share)	(1.81)	(0.49)	(7.63)	0
Net loss per common share (in Dollars per share)			(16.87)	(36.4)
Net loss per common share - (in Dollars per share) (in Dollars per share)			(16.87)	(36.4)
Per-share data
Basic loss per share from continuing operations (in Dollars per share)	(17.61)	(4.94)	(9.24)	(36.4)
Diluted loss per share from continuing operations (in Dollars per share)	(17.61)	(4.94)
Basic loss per share from discontinued operations (in Dollars per share)	(1.81)	(0.49)	$ (7.63)	$ 0
Diluted loss per share from discontinued operations (in Dollars per share)	$ (1.81)	$ (0.49)
Weighted average number of common shares outstanding from continuing operations (in Shares)	763,624	617,192
Weighted average number of common shares outstanding from discontinued operations (in Shares)	763,624	617,192